Financial instruments	6 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Fair value measurements of financial instruments are presented through the use of a three-level fair value hierarchy that prioritises the valuation techniques used in fair value calculations.
The group maintains policies and procedures to value instruments using the most relevant data available. If multiple inputs that fall into different levels of the hierarchy are used in the valuation of an instrument, the instrument is categorised on the basis of the most subjective input.
Foreign currency forwards and swaps, cross currency swaps and interest rate swaps are valued using discounted cash flow techniques. These techniques incorporate inputs at levels 1 and 2, such as foreign exchange rates and interest rates. These market inputs are used in the discounted cash flow calculation incorporating the instrument’s term, notional amount and discount rate, and taking credit risk into account. As significant inputs to the valuation are observable in active markets, these instruments are categorised as level 2 in the hierarchy.
Other financial liabilities include a put option, which does not have an expiry date, held by Industrias Licoreras de Guatemala
(ILG) to sell the remaining 50% equity stake in Rum Creation & Products Inc., the owner of the Zacapa rum brand, to Diageo.
The liability is fair valued using the discounted cash flow method and as at 31 December 2023, an amount of $224 million (30
June 2023 – $274 million) is recognised as a liability with changes in the fair value of the put option included in retained earnings. As the valuation of this option uses assumptions not observable in the market, it is categorised as level 3 in the hierarchy. As at 31 December 2023, because it is unknown when or if ILG will exercise the option, the liability is measured as if the exercise date is on the last day of the current financial year considering forecast future performance. The option is sensitive to reasonably possible changes in assumptions; if the option were to be exercised as at 30 June 2025, the fair value of the liability would decrease by approximately $37 million.
Included in other financial liabilities, the contingent consideration on acquisition of businesses represents the present value of payments up to $507 million, which are expected to be paid over the next eight years. Contingent considerations linked to certain volume targets at 31 December 2023 included $144 million in respect of the acquisition of Aviation American Gin and
Davos Brands (30 June 2023 – $142 million) and $76 million in respect of the acquisition of 21Seeds (30 June 2023 – $75 million). Contingent consideration of $93 million in respect of the acquisition of Don Papa Rum (30 June 2023 – $89 million) is linked to certain financial performance targets. Contingent considerations are fair valued based on a discounted cash flow method using assumptions not observable in the market. Contingent considerations are sensitive to possible changes in assumptions; a 10% increase or decrease in volume would increase or decrease the fair value of contingent considerations linked to certain volume targets by approximately $40 million, and a 10% increase or decrease in cash flows would increase or decrease the fair value of contingent considerations linked to certain financial performance targets by approximately
$30 million.
There were no significant changes in the measurement and valuation techniques, or significant transfers between the levels of the financial assets and liabilities in the six months ended 31 December 2023.
The group’s financial assets and liabilities measured at fair value are categorised as follows:

	31 December 2023	30 June 2023	31 December 2022
	$ million	Re-presented $ million	Re-presented $ million
Derivative assets	703	748	820
Derivative liabilities	(440)	(556)	(663)
Valuation techniques based on observable market input (Level 2)	263	192	157
Financial assets - other	281	249	208
Financial liabilities - other	(599)	(665)	(690)
Valuation techniques based on unobservable market input (Level 3)	(318)	(416)	(482)
In the six months ended 31 December 2023 and 31 December 2022, the increase in financial assets - other of $32 million (2022
– the decrease in financial asset - other of $17 million) is principally in respect of acquisitions.
The movements in level 3 instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses
	Six months ended 31 December 2023	Six months ended 31 December 2023	Six months ended 31 December 2022	Six months ended 31 December 2022
	$ million	$ million	Re-presented $ million	Re-presented $ million
At the beginning of the period	(274)	(391)	(261)	(449)
Net gains included in the income statement	8	15	—	15
Net losses included in exchange in other comprehensive income	—	—	(1)	—
Net gains/(losses) included in retained earnings	40	—	(5)	—
Acquisitions	—	—	—	(5)
Settlement of liabilities	2	1	7	9
At the end of the period	(224)	(375)	(260)	(430)
The carrying amount of the group’s financial assets and liabilities is generally the same as their fair value apart from borrowings. At 31 December 2023, the fair value of gross borrowings (excluding lease liabilities and the fair value of derivative instruments) was $21,001 million and the carrying value was $21,480 million (30 June 2023 – $19,707 million and $20,791 million, respectively).